Unaudited Condensed Consolidated Interim Statements of Cash Flows € in Millions	9 Months Ended
	Sep. 30, 2021 EUR (€)	Sep. 30, 2020 EUR (€)
Cash flows from operating activities
Profit for the period	€ 152.2	€ 166.4
Adjustments for:
Exceptional items	21.6	27.3
Non-cash fair value purchase price adjustment of inventory	2.3	0.0
Share based payments expense	1.8	5.3
Depreciation and amortization	50.7	51.6
(Gain)/loss on disposal of property, plant and equipment	(0.2)	0.1
Net finance costs	90.4	44.2
Taxation	42.2	48.7
Operating cash flow before changes in working capital, provisions and exceptional items	361.0	343.6
Increase in inventories	(39.5)	(43.7)
Decrease in trade and other receivables	7.9	12.1
(Decrease)/increase in trade and other payables	(82.4)	52.5
Increase in employee benefits and other provisions	0.7	1.9
Cash generated from operations before tax and exceptional items	247.7	366.4
Cash flows relating to exceptional items	(23.2)	(3.3)
Tax paid	(62.9)	(41.8)
Net cash generated from operating activities	161.6	321.3
Cash flows from investing activities
Purchase of subsidiaries, net of cash acquired	(597.3)	(1.0)
Purchase of property, plant and equipment and intangibles	(50.7)	(37.3)
Redemption of investments	15.5	25.2
Cash used in investing activities	(632.5)	(13.1)
Cash flows provided by/(used in) financing activities
Proceeds from issuance of ordinary shares	0.0	0.6
Repurchase of ordinary shares	(10.5)	(479.8)
Issuance of new loan principal	800.0	0.0
Repayment of loan principal	(408.7)	(11.7)
Payments related to shares withheld for taxes	22.5	18.5
Payment of lease liabilities	(14.0)	(16.0)
Payment of financing fees	(17.6)	0.0
Interest paid	(31.3)	(34.4)
Interest received	0.0	0.6
Other financing cash flows	(2.3)	(4.5)
Net cash provided by/(used in) financing activities	293.1	(563.7)
Net decrease in cash and cash equivalents	(177.8)	(255.5)
Cash and cash equivalents at beginning of period	211.6
Cash and cash equivalents at beginning of period	393.2	824.8
Effect of exchange rate fluctuations	6.9	(17.0)
Cash and cash equivalents at end of period	€ 211.6	€ 552.3